NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2024
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Avricore Health Inc. (the “Company”) was incorporated under the Company Act of British Columbia on May 30, 2000. The Company’s common shares trade on the TSX Venture Exchange (the “Exchange”) under the symbol “AVCR” and are quoted on the OTCQB Market as “AVCRF”. The Company’s registered office is at 700 – 1199 West Hastings Street, Vancouver, British Columbia, V6E 3T5.

The Company is involved in the business of health data and point-of-care technologies (“POCT”).

The consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes that the Company will continue in operations for the foreseeable future and be able to realize assets and satisfy liabilities in the normal course of business. The availability of sufficient cash flows to fund the Company’s operations are dependent on revenues and other financing sources which are subject to uncertainty. The Company has historically experienced operating losses and negative operating cash flows. As at December 31, 2024, the Company has an accumulated deficit of $32,404,537 and a working capital of $1,252,139 which management believes is sufficient to finance the Company’s operations over the next twelve months.

The continuation of the Company as a going concern is dependent upon its ability to generate revenue from its operations and/or raise additional financing to cover ongoing cash requirements. The consolidated financial statements do not reflect any adjustments, which could be material, to the carrying values of assets and liabilities, which may be required should the Company be unable to continue as a going concern.